Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxes

Note 12 – Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Jowell Global is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Jowell Tech is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD 2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2020, 2019 and 2018 because it had no activities within the three years.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. Shanghai Juhao is subject to income tax at unified rate of 25%.

The provision for income tax consists of the following:

	For the years ended December 31,
	2020	2019	2018
Current income tax provision	$1,538,273	$427,359	$506,513
Deferred income taxes benefit	(6,043)	-	-
Total	$1,532,230	$427,359	$506,513

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2020	2019	2018
China Statutory income tax rate	25.0%	25.0%	25.0%
Losses in tax-exempted non-PRC entities	4.9%	-	-
Non-deductible expenses-permanent difference	-	0.1%	0.5%
Effective tax rate	29.9%	25.1%	25.5%

Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2020	December 31, 2019
VAT tax payable	$83,153	$6,855
Income tax payable	907,133	113,049
Other taxes payable	21,489	6,415
Total	$1,011,775	$126,319

As of December 31, 2020 and 2019, the balance of income tax payable was $907,133 and 113,049, respectively. Due to the impact of COVID-19, the government has relaxed the time for tax payment for fiscal year 2020. The Company plans to pay it by the end of May 2021.